Subsequent Events (Details) - USD ($)					12 Months Ended
	Jan. 14, 2025	Jan. 13, 2025	Jan. 10, 2025	Nov. 15, 2023	Dec. 31, 2024	Feb. 11, 2025	Oct. 18, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Shares issued					260,000
Owed shares					43,800
Payment of cash (in Dollars)					$ 8,000,000		$ 15,000
Royalty payable (in Dollars)					14,000,000
Outstanding principal amount (in Dollars)					8,000,000
Convertible note amount (in Dollars)					891,363
Old notes amount (in Dollars)					15,000,000			$ 15,000,000
Accrued payables (in Dollars)					$ 10,888
Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Restricted shares					9,357
Consultant [Member]
Subsequent Events [Line Items]
Shares issued					34,000
Convertible Debt [Member]
Subsequent Events [Line Items]
Convertible note amount (in Dollars)					$ 1,566,500
Convertible Notes [Member]
Subsequent Events [Line Items]
Old notes amount (in Dollars)					$ 682,500
Shares of old warrants					1,634,000
Mature date					Jan. 31, 2028
Interest rate					7.50%
Conversion price per share (in Dollars per share)					$ 0.25
Average rate					90.00%
Common Stock Purchase Agreement [Member]
Subsequent Events [Line Items]
Exchange share issued					4,770,000
Net proceeds (in Dollars)					$ 4,364,572
Subsequent Event [Member] | Mr. Orr [Member]
Subsequent Events [Line Items]
Payment of cash (in Dollars)		$ 75,000
Subsequent Event [Member] | OpCo Class B Units [Member]
Subsequent Events [Line Items]
Common shares issued						500,000
Common Class A [Member]
Subsequent Events [Line Items]
Shares issued				134,500
Payment of cash (in Dollars)							$ 5,000
Common shares issued					10,323,205			5,235,131
Restricted shares					450,000
Common Class A [Member] | Consultant [Member]
Subsequent Events [Line Items]
Shares issued					75,000
Common Class A [Member] | OpCo Preferred Units [Member]
Subsequent Events [Line Items]
Common shares issued					3,000,000
Common Class A [Member] | Convertible Notes [Member]
Subsequent Events [Line Items]
Shares issued					1,954,514
Conversion amount (in Dollars)					$ 1,368,000
Common Class A [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares issued			60,500
Settlement outstanding (in Dollars)	$ 45,050
Common shares issued						500,000
Common Class A [Member] | Subsequent Event [Member] | Consultant [Member]
Subsequent Events [Line Items]
Shares issued	45,050
Common Class A [Member] | Subsequent Event [Member] | consulting Agreement [Member]
Subsequent Events [Line Items]
Shares issued		200,000